Share-based Compensation - Summary of Changes in Stock Options (Details) - Equity Settled Plan - Stock Options	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning Balance | shares	44,460	72,060
Forfeited | shares		(27,500)
Expired | shares	(100)	(100)
Ending Balance | shares	44,360	44,460
Weighted average exercise price, beginning balance | $ / shares	$ 13.28	$ 18.18
Weighted average exercise price, Forfeited | $ / shares		26.05
Weighted average exercise price, Expired | $ / shares	31.50	31.50
Weighted average exercise price, ending balance | $ / shares	$ 13.24	$ 13.28